Derivative Instruments (fair value liability) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Derivative Liability	$ 71	$ 39	$ 33	$ 82
Unrealized Gain (Loss) on Derivatives	(37)	43	48	1,237
Warrant on April 30, 2015 [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability			0	0
Unrealized Gain (Loss) on Derivatives			0	411
Warrant on March 29, 2016 [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability	0	0	0	41
Unrealized Gain (Loss) on Derivatives	0	41	41	748
Options [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability	71	39	33	41
Unrealized Gain (Loss) on Derivatives	$ (37)	$ 2	$ 7	$ 78